Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 LegalMatter	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 LegalMatter
Commitment And Contingencies [Line Items]
Rent expense for operating leases	$ 19,900,000	$ 11,800,000	$ 12,100,000
Exposure per occurrence, employees compensation	250,000
Aggregate self insured exposure per employer's liability	500,000
Exposure per occurrence	500,000
Aggregate self insured exposure per occurrence, foreign employees compensation	100,000
Aggregate self insured exposure per employer's liability, foreign	1,000,000
Aggregate deductible for protection and indemnity and maritime employers' liability claims	500,000
Auto liability claims	100,000
Gross self insurance accruals	5,700,000	4,700,000
Related insurance recoveries	1,700,000	1,200,000
Number of pending claims	15			15
Amount accrued	0			0
Fine paid by for retention and use of individual agent in Nigeria with respect to customs-related issues	$ 11,760,000			$ 11,760,000
Minimum [Member]
Commitment And Contingencies [Line Items]
Employment agreements terms	1 year
Maximum [Member]
Commitment And Contingencies [Line Items]
Employment agreements terms	2 years